Investment Objectives and Goals	Dec. 31, 2023
Virtus Newfleet Multi-Sector Intermediate Bond Series | Virtus Newfleet Multi-Sector Intermediate Bond Series
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Multi-Sector Intermediate Bond Series
VIRTUS TACTICAL ALLOCATION SERIES | VIRTUS TACTICAL ALLOCATION SERIES
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Tactical Allocation Series